Accounts receivable, net - Allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Balance at beginning of the year	$ 1,258	$ 1,022	$ 1,429
Additions	430	261	213
Reversals	(19)		(189)
Write-off	(228)	(8)	(408)
Exchange difference	30	(17)	(23)
Balance at end of the year	$ 1,471	$ 1,258	$ 1,022